LONG-TERM DEBT	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt
LONG-TERM DEBT
We provide detail on our long-term debt balances at year-end 2013 and 2012 in the following table:

($ in millions)	At Year-End 2013	At Year-End 2012
Senior Notes:
Series G, interest rate of 5.8%, face amount of $316, maturing November 10, 2015 (effective interest rate of 6.7%)(1)	$312	$309
Series H, interest rate of 6.2%, face amount of $289, maturing June 15, 2016 (effective interest rate of 6.4%)(1)	289	289
Series I, interest rate of 6.4%, face amount of $293, maturing June 15, 2017 (effective interest rate of 6.5%)(1)	292	292
Series J, matured February 15, 2013	—	400
Series K, interest rate of 3.0%, face amount of $600, maturing March 1, 2019 (effective interest rate of 4.4%)(1)	595	594
Series L, interest rate of 3.3%, face amount of $350, maturing September 15, 2022 (effective interest rate of 3.4%)(1)	349	349
Series M, interest rate of 3.4%, face amount of $350, maturing October 15, 2020 (effective interest rate of 3.6%)(1)	348	—
Commercial paper, average interest rate of 0.4% at December 31, 2013	834	501
$2,000 Credit Facility	—	15
Other	180	186
	3,199	2,935
Less current portion classified in:
Other current liabilities (liabilities held for sale)	(46)	—
Current portion of long-term debt	(6)	(407)
	$3,147	$2,528

(1)	Face amount and effective interest rate are as of year-end 2013.
All of our long-term debt was, and to the extent currently outstanding is, recourse to us but unsecured. Other debt in the preceding table includes capital leases, among other items.
In the 2013 third quarter, we issued $350 million aggregate principal amount of 3.4 percent Series M Notes due 2020 (the "Series M Notes"). We received net proceeds of approximately $345 million from the offering, after deducting the underwriting discount and estimated expenses. We will pay interest on the Series M Notes on April 15 and October 15 of each year, commencing on April 15, 2014. The Notes will mature on October 15, 2020, and we may redeem them, in whole or in part, at our option.
In 2012, we issued $350 million aggregate principal amount of 3.3 percent Series L Notes due 2022 (the "Series L Notes"). We received net proceeds of approximately $346 million from the offering, after deducting the underwriting discount and estimated expenses. We pay interest on the Series L Notes on March 15 and September 15 of each year, and we made our first interest payment on March 15, 2013. The Notes will mature on September 15, 2022, and we may redeem them, in whole or in part, at our option.
In 2012, we also issued $600 million aggregate principal amount of 3.0 percent Series K Notes due 2019 (the "Series K Notes") in two offerings, one for $400 million and a follow on for $200 million. We received total net proceeds of approximately $590 million from these offerings, after deducting underwriting discounts and estimated expenses. We pay interest on the Series K Notes on March 1 and September 1 of each year, and we made our first interest payment on September 1, 2012. The Notes will mature on March 1, 2019, and we may redeem them, in whole or in part, at our option.
We issued the Series M Notes, Series L Notes, and the Series K Notes under an indenture dated as of November 16, 1998 with The Bank of New York Mellon, as successor to JPMorgan Chase Bank, N.A. (formerly known as The Chase Manhattan Bank), as trustee.
In the 2013 first quarter, we made a $411 million cash payment of principal and interest to retire, at maturity, all of our outstanding Series J Notes. In 2012, we made a $356 million cash payment of principal and interest to retire, at maturity, all of our outstanding Series F Notes.
We are party to a multicurrency revolving credit agreement (the “Credit Facility”) that provides for $2,000 million of aggregate borrowings to support general corporate needs, including working capital, capital expenditures, and letters of credit. The Credit Facility expires on July 18, 2018. The availability of the Credit Facility also supports our commercial paper program. Borrowings under the Credit Facility generally bear interest at LIBOR (the London Interbank Offered Rate) plus a spread, based on our public debt rating. We also pay quarterly fees on the Credit Facility at a rate also based on our public debt rating. While any outstanding commercial paper borrowings and/or borrowings under our Credit Facility generally have short-term maturities, we classify the outstanding borrowings as long-term based on our ability and intent to refinance the outstanding borrowings on a long-term basis.
We show future principal payments (net of unamortized discounts) for our debt in the following table:

Debt Principal Payments (net of unamortized discounts) ($ in millions)	Amount
2014	$52
2015	319
2016	297
2017	301
2018	843
Thereafter	1,387
Balance at year-end 2013	$3,199

We paid cash for interest, net of amounts capitalized, of $83 million in 2013, $83 million in 2012, and $130 million in 2011.